Property and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 1,233	$ 782
Accumulated Amortization	615	511
Net book value	618	271
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	629	640
Accumulated Amortization	488	439
Net book value	141	201
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	286
Accumulated Amortization	0
Net book value	286
Software [Member]
Property, Plant and Equipment [Line Items]
Cost	96
Accumulated Amortization	13
Net book value	83
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	144	84
Accumulated Amortization	87	65
Net book value	57	19
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	39	30
Accumulated Amortization	17	4
Net book value	22	26
Furniture and office equipment [Memeber]
Property, Plant and Equipment [Line Items]
Cost	39	28
Accumulated Amortization	10	3
Net book value	$ 29	$ 25